Business Segment (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Consulting agreement expense	$ 2,266	$ 42	$ 3,956	$ 8
Depreciation expense	74	25	159	71	$ 98	$ 1,074
Changes in fair value of convertible debentures, warrant liability, and forward purchase derivative	$ 3,632	$ 22,571	28,115	24,890
Number of reportable business segments					2
Equity-based compensation expense					$ 131	920
Fair value of convertible debentures			$ 28,180	$ 24,890	21,703
Investment impairment					$ 400